Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Jun. 02, 2018	Jul. 31, 2016
Estimated purchase price		$ 2,174,468
Subsequent Event [Member]
Estimated purchase price	$ 3,600,000